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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
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                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -
SEPTEMBER 30, 2004 (UNAUDITED)


                                                                            NUMBER
                                                                           OF SHARES                      VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.8%
------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.4%
Woolworths Ltd.                                                              92,576                          $913

BRAZIL - 3.0%
Aracruz Celulose S.A. ADR                                                    28,989                           960
Cia Vale do Rio Doce ADR                                                     57,381                         1,105   (a)
Cia Vale do Rio Doce ADR                                                     99,258                         2,230
Empresa Brasileira de Aeronautica S.A. ADR                                   79,405                         2,096
                                                                                                            6,391

CANADA - 2.6%
Alcan Inc.                                                                   55,249                         2,641
Bank of Nova Scotia                                                           7,924                           231   (f)
Manulife Financial Corp.                                                     29,277                         1,282
Nortel Networks Corp.                                                       415,326                         1,405   (a)
                                                                                                            5,559

CHINA - 2.1%
China Petroleum & Chemical Corp.                                          6,688,000                         2,723
Huaneng Power International Inc.                                          2,202,000                         1,779   (f)
                                                                                                            4,502

DENMARK - 0.4%
Falck A/S                                                                    10,277                            84   (a)
Group 4 Securicor PLC.                                                      351,148                           727   (a)
                                                                                                              811

FINLAND - 1.3%
Nokia Oyj                                                                    80,385                         1,106
Sampo Oyj (Series A)                                                        135,824                         1,501
Stora Enso Oyj (Series R)                                                    14,424                           195
                                                                                                            2,802

FRANCE - 13.3%
Accor S.A.                                                                   23,772                           927   (f)
AXA                                                                         109,057                         2,206   (f)
BNP Paribas                                                                  73,271                         4,732   (f)
Carrefour S.A.                                                               49,701                         2,338   (f)
Credit Agricole S.A.                                                         72,774                         1,985
Lagardere S.C.A. (Regd.)                                                     44,407                         2,754   (f)
LVMH Moet Hennessy Louis Vuitton S.A.                                        17,301                         1,155   (f)
Renault S.A.                                                                 26,554                         2,172   (f)
Sanofi-Aventis                                                               24,766                         1,796   (f)
Total S.A.                                                                   30,878                         6,289   (f)
Veolia Environnement                                                         61,110                         1,759   (f)
                                                                                                           28,113

GERMANY - 4.7%
Allianz AG (Regd.)                                                            3,515                           354
BASF AG                                                                      29,328                         1,728
Bayerische Motoren Werke AG                                                  28,686                         1,179
DaimlerChrysler AG (Regd.)                                                   21,817                           900
E.ON AG                                                                      35,756                         2,638
Schering AG                                                                  17,605                         1,112
Siemens AG (Regd.)                                                           26,830                         1,973
                                                                                                            9,884

HONG KONG - 0.7%
Sun Hung Kai Properties Ltd. (REIT)                                         166,712                         1,571

IRELAND - 1.4%
Bank of Ireland                                                             204,970                         2,760
CRH PLC.                                                                      9,463                           225
                                                                                                            2,985

ISRAEL - 0.1%
Teva Pharmaceutical Industries Ltd. ADR                                      11,502                           298

ITALY - 5.8%
Banca Intesa S.p.A.                                                         428,280                         1,628
Ente Nazionale Idrocarburi S.p.A                                            214,162                         4,798   (f)
Mediaset S.p.A.                                                              24,233                           275   (f)
Riunione Adriatica di Sicurta S.p.A.                                        137,043                         2,633   (f)
Telecom Italia S.p.A                                                        931,509                         2,135
UniCredito Italiano S.p.A.                                                  146,840                           740
                                                                                                           12,209

JAPAN - 16.2%
Acom Co. Ltd.                                                                43,279                         2,678   (f)
Aiful Corp.                                                                  12,400                         1,216   (f)
Asahi Glass Co. Ltd.                                                        276,000                         2,512
Canon Inc.                                                                   53,000                         2,491
Chugai Pharmaceutical Co. Ltd.                                              123,200                         1,776
Daikin Industries Ltd.                                                      101,000                         2,442   (f)
Honda Motor Co. Ltd.                                                         49,300                         2,389   (f)
Hoya Corp.                                                                   21,700                         2,274   (f)
JFE Holdings Inc.                                                            15,200                           433   (f)
JSR Corp.                                                                    51,100                           825   (f)
Komatsu Ltd.                                                                585,000                         3,758   (f)
Lawson Inc.                                                                  23,498                           814
Mitsubishi Estate Co. Ltd. (REIT)                                           162,000                         1,690   (f)
Mitsui & Co. Ltd.                                                           265,000                         2,219   (f)
Mitsui OSK Lines Ltd.                                                       415,785                         2,494   (f)
Mitsui Sumitomo Insurance Co. Ltd.                                          214,000                         1,765
Nissan Motor Co. Ltd.                                                        61,400                           669   (f)
Sharp Corp.                                                                  52,000                           715   (f)
Toto Ltd.                                                                   112,000                           972   (f)
                                                                                                           34,132

MEXICO - 1.6%
America Movil S.A. de C.V. ADR (Series L)                                    24,268                           947
Grupo Televisa S.A. ADR                                                      22,590                         1,191
Wal-Mart de Mexico S.A. de C.V. (Series V)                                  341,814                         1,159
                                                                                                            3,297

NETHERLANDS - 2.8%
Aegon N.V.                                                                   56,375                           608
ING Groep N.V.                                                              101,194                         2,554
Koninklijke Philips Electronics N.V.                                        117,792                         2,698
                                                                                                            5,860

NORWAY - 0.6%
Statoil ASA                                                                  84,557                         1,212

RUSSIA - 1.1%
LUKOIL ADR                                                                   10,652                         1,321   (b)
LUKOIL ADR                                                                    1,130                           141
MMC Norilsk Nickel ADR                                                       11,905                           756
                                                                                                            2,218
SOUTH KOREA - 2.5%
Kookmin Bank                                                                 27,733                           878   (a)
POSCO                                                                         7,040                         1,049
POSCO ADR                                                                     2,065                            78
Samsung Electronics Co. Ltd.                                                  8,160                         3,246
                                                                                                            5,251

SPAIN - 3.2%
Banco Santander Central Hispano S.A. (Regd.)                                195,250                         1,906   (f)
Grupo Ferrovial S.A.                                                         15,935                           712
Telefonica S.A.                                                             271,323                         4,061
Telefonica S.A. ADR                                                           2,454                           110
                                                                                                            6,789

SWEDEN - 3.3%
Sandvik AB                                                                   21,133                           730
Skandinaviska Enskilda Banken AB (Series A)                                  77,455                         1,197
Svenska Handelsbanken                                                       118,003                         2,472
Telefonaktiebolaget LM Ericsson (Series B)                                  799,625                         2,482   (a)
                                                                                                            6,881

SWITZERLAND - 6.9%
ABB Ltd. (Regd.)                                                            283,879                         1,732
Credit Suisse Group (Regd.)                                                 114,038                         3,639   (d)
Nestle S.A. (Regd.)                                                          14,027                         3,213   (d)
Novartis AG (Regd.)                                                          74,333                         3,465   (d)
Roche Holding AG                                                             25,316                         2,615
                                                                                                           14,664

TAIWAN - 2.0%
China Steel Corp. ADR                                                        36,157                           732   (b)
Taiwan Semiconductor Manufacturing Co. Ltd.                               2,700,780                         3,443
                                                                                                            4,175

INDIA - 0.2%
Tata Motors Ltd. ADR                                                         48,818                           438 (a,f)

UNITED KINGDOM - 21.6%
BG Group PLC.                                                               339,376                         2,278
BHP Billiton PLC.                                                           630,491                         6,634   (d)
Brambles Industries PLC.                                                    809,871                         3,763
Diageo PLC.                                                                  92,045                         1,149
Exel PLC.                                                                   109,550                         1,356
GlaxoSmithKline PLC.                                                        197,055                         4,247   (d)
Kingfisher PLC.                                                             312,222                         1,742
National Grid Transco PLC.                                                   51,070                           431
Rank Group PLC.                                                              57,827                           292
Reed Elsevier PLC.                                                          304,716                         2,674
Rio Tinto PLC. (Regd.)                                                       82,796                         2,226
Royal Bank of Scotland Group PLC.                                           141,116                         4,076
SABMiller PLC.                                                               35,390                           467
Smith & Nephew PLC.                                                         272,557                         2,506
Smiths Group PLC.                                                           166,385                         2,234
Tesco PLC.                                                                  752,412                         3,884   (f)
Vodafone Group PLC.                                                       1,983,710                         4,747   (d)
Wolseley PLC.                                                                55,651                           950
                                                                                                           45,656

TOTAL COMMON STOCK
(COST $171,380)                                                                                           206,611

------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
------------------------------------------------------------------------------------------------------------------------

Henkel KGaA                                                                   5,180                           381   (f)
(COST $323)

TOTAL INVESTMENTS IN SECURITIES                                                                           206,992
(COST $171,703)

------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 27.4%
------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                                            1,873,942                         1,874   (e)
State Street Navigator Securities Lending Prime Portfolio                55,981,186                        55,981 (c,g)

TOTAL SHORT-TERM INVESTMENTS
(COST $57,855)                                                                                             57,855

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (25.4)%                                                       (53,720)

NET ASSETS - 100%                                                                                         211,127

------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------

The International Equity Fund had the following long futures contracts open at September 30, 2004:

                                                                                          CURRENT        UNREALIZED
                                                            EXPIRATION       NUMBER OF    NOTIONAL    APPRECIATION/
DESCRIPTION                                                   DATE          CONTRACTS      VALUE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------

DJ Euro STOXX 50 Index                                    December 2004        8          $271,551     $(1,813)

FTSE 100 Index                                            December 2004        2          $166,623        $977

TOPIX Index                                               December 2004        2          $200,064     $(6,714)

                                                                                                       -------
                                                                                                        (7,550)
                                                                                                       =======

The Elfun International Equity Fund was invested in the following sectors at September 30, 2004:

	 			Percentage
Sector				(based on Market Value)
-------------------------------------------------------
Short-Term Investments		21.9%
Financials 			17.5%
Industrials 			11.6%
Consumer Discretionary 		8.4%
Materials 			8.2%
Energy 				7.1%
Healthcare 			6.7%
Information Technology 		6.2%
Consumer Staples 		5.4%
Telecommunication Services 	4.5%
Utilities 			2.5%
				-------
				100.00%
				=======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS)
 - September 30, 2004
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $2,053 or 0.97% of net assets for the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian

(d) At September 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI short-Term Investment Fund. No Advisory fee is charged by GEAM to the GEI Short-Term Investment nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment Fund.

(f)      All or a portion of the security is out on loan.

(g) All or a portion of the security purchased with collateral from securities lending.



Abbreviations:

ADR         American Depositary Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2004